Accrued Liabilities Note	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

13.    Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Audit fees	$213	$159
Legal fees	7	7
Other professional fees	52	26
Vessel Operating and voyage expenses	2.039	1.835
Loan interest and financing fees	1.559	1.395
Total Accrued Liabilities	$3.870	$3.422